Note Payable (Tables)	9 Months Ended
Sep. 30, 2020
Related Party Transactions [Abstract]
Schedule of interest expense
	As of September 30, 2020	As of December 31, 2019
	(Unaudited)
Principal amount	$18,900	$-
Less: current portion	(7,258)	-
Note payable - long term portion	$11,642	$-

Schedule of minimum principal payments under note payable
Year ended December 31, 2020	$2,001
Year ended December 31, 2021	12,653
Year ended December 31, 2022	4,246
Total principal payments	$18,900